UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09721

Registrant Name: Fixed Income SHares.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: October 31, 2006

Date of Reporting Period: July 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES–35.7%
	Fannie Mae–35.2%
$4,962	3.571%, 2/1/34, FRN, MBS	Aaa/AAA	$4,999,113
—(h)	4.00%, 2/25/09, CMO	Aaa/AAA	374
10	5.009%, 8/25/18, CMO, FRN	Aaa/AAA	10,122
14	5.50%, 10/1/32, MBS	Aaa/AAA	13,850
896	5.50%, 3/1/33, MBS	Aaa/AAA	874,466
64	5.50%, 5/1/33, MBS	Aaa/AAA	62,679
880	5.50%, 6/1/33, MBS	Aaa/AAA	858,683
1,503	5.50%, 8/1/33, MBS	Aaa/AAA	1,466,163
283	5.50%, 9/1/33, MBS	Aaa/AAA	275,961
14	5.50%, 2/1/34, MBS	Aaa/AAA	14,102
66	5.50%, 3/1/34, MBS	Aaa/AAA	64,178
80	5.50%, 5/1/34, MBS	Aaa/AAA	77,603
218	5.50%, 6/1/34, MBS	Aaa/AAA	212,703
2,372	5.50%, 9/1/34, MBS	Aaa/AAA	2,311,113
712	5.50%, 10/1/34, MBS	Aaa/AAA	693,877
801	5.50%, 11/1/34, MBS	Aaa/AAA	780,060
64	5.50%, 1/1/35, MBS	Aaa/AAA	62,089
137	5.50%, 2/1/35, MBS	Aaa/AAA	133,381
791	5.50%, 3/1/35, MBS	Aaa/AAA	768,868
93	5.50%, 5/1/35, MBS	Aaa/AAA	90,748
31,685	5.50%, 6/1/35, MBS	Aaa/AAA	30,801,205
11,947	5.50%, 7/1/35, MBS	Aaa/AAA	11,613,474
395,000	5.50%, 8/1/36 (e)	NR/NR	383,643,750
24	5.582%, 2/1/18, FRN, MBS	Aaa/AAA	24,279
16	5.884%, 4/1/17, FRN, MBS	Aaa/AAA	16,003
11,000	6.00%, 8/1/36 (e)	NR/NR	10,931,250
8	7.50%, 6/1/32, MBS	Aaa/AAA	8,627
			450,808,721
	Freddie Mac–0.0%
59	4.248%, 6/1/30, FRN, MBS	Aaa/AAA	58,978
14	4.625%, 12/1/18, FRN, MBS	Aaa/AAA	14,164
			73,142
	Government National Mortgage Association–0.4%
4,229	3.75%, 6/20/34, FRN, MBS	Aaa/AAA	4,110,200
33	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	33,325
64	5.50%, 12/15/32, MBS	Aaa/AAA	63,031
43	5.50%, 1/15/33, MBS	Aaa/AAA	42,637
525	5.50%, 7/15/33, MBS	Aaa/AAA	515,124
128	5.50%, 9/15/33, MBS	Aaa/AAA	125,564
24	5.50%, 10/15/33, MBS	Aaa/AAA	23,763
93	5.50%, 11/15/33, MBS	Aaa/AAA	91,079

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Government National Mortgage Association (continued)
$509	5.50%, 12/15/33, MBS	Aaa/AAA	$498,844
80	5.50%, 1/15/34, MBS	Aaa/AAA	78,711
30	7.50%, 1/15/31, MBS	Aaa/AAA	31,679
55	7.50%, 8/15/31, MBS	Aaa/AAA	56,877
			5,670,834
	Other Government Agencies–0.1%
1,685	Small Business Administration, 4.504%, 2/10/14, CMO	NR/NR	1,605,601
	Total U.S. Government Agency Securities (cost–$455,911,607)		458,158,298
CORPORATE BONDS & NOTES–33.8%
	Airlines–0.9%
	Continental Airlines, Inc., pass thru certificates,
500	6.32%, 11/1/08, Ser. 98-3	Baa3/A−	501,033
2,100	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	2,113,486
900	7.918%, 5/1/10, Ser. 00-1	Baa3/BBB+	939,208
	Delta Air Lines, Inc., pass thru certificates, Ser. 00-1,
422	7.379%, 5/18/10	Ba2/BB	424,636
4,100	7.57%, 5/18/12	Ba2/BB	4,117,937
1,221	JetBlue Airways Corp., pass thru certificates, 8.27%, 5/15/10, Ser. 04-2, FRN	Ba3/BB	1,222,128
2,000	Northwest Airlines, Inc., pass thru certificates, 6.841%, 4/1/11, Ser. 1A-2	Ba3/BB	1,991,250
100	United Air Lines, Inc., 10.125%, 3/22/15, Ser. 91-B2 (b)(f)(g)	NR/NR	51,250
			11,360,928
	Automotive–0.3%
	DaimlerChrysler NA Holding Corp.,
3,000	5.78%, 9/10/07, Ser. D, FRN	A3/BBB	3,010,002
200	7.30%, 1/15/12	A3/BBB	210,501
100	Federal Mogul Corp., 7.375%, 1/15/06 (b)(f)	NR/NR	58,000
			3,278,503
	Banking–3.4%
5,000	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	4,629,585
4,500	Commonwealth Bank of Australia, 6.024%, 3/15/16, VRN (d)	A2/A−	4,341,087
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	4,961,655
	HBOS PLC, VRN (d),
3,400	5.375%, 11/1/13	Aa3/A	3,262,354
400	5.92%, 10/1/15	A1/A	375,964
	HSBC Capital Funding L.P., VRN (d),
13,600	4.61%, 6/27/13	A1/A−	12,405,594
1,000	10.176%, 6/30/30	A1/A−	1,407,482
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN (d)	A2/A−	557,714
3,100	Resona Bank Ltd., 5.85%, 4/15/16, VRN (d)	Baa1/BBB−	2,953,655

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Banking (continued)
$1,600	Royal Bank of Scotland Group PLC ADR, 9.118%, 3/31/10, Ser. 1	A1/A	$1,771,309
2,600	Sumitomo Mitsui Banking Corp., 5.625%, 10/15/15, VRN (d)	A2/BBB+	2,471,191
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, VRN (d)	A1/A−	2,586,508
2,500	USB Capital IX, 6.189%, 4/15/42, VRN	A/AA3	2,481,702
			44,205,800
	Chemicals–0.2%
2,650	Airgas, Inc., 9.125%, 10/1/11	Ba2/BB−	2,775,875
	Computer Services–0.1%
1,110	Cisco Systems, Inc., 5.269%, 2/20/09, FRN	A1/A+	1,112,310
	Computer Software–0.2%
	Oracle Corp. & Ozark Holding, Inc. (d),
2,300	5.00%, 1/15/11	A−/A3	2,242,263
800	5.73%, 1/13/09, FRN	A−/A3	801,272
			3,043,535
	Consumer Products–0.1%
500	American Greetings Corp., 7.375%, 6/1/16	BB+/BA2	502,500
700	Clorox Co., 5.444%, 12/14/07, FRN	A3/A−	701,223
			1,203,723
	Diversified Manufacturing–0.2%
3,000	General Electric Co., 5.323%, 12/9/08, FRN	AAA/AAA	3,002,610
	Electronics–0.0%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B1/B	490,000
	Energy–0.5%
1,700	Northwest Pipeline Corp., 7.00%, 6/15/16 (d)	BB−/BA1	1,708,500
	NRG Energy, Inc.,
500	7.25%, 2/1/14	B1/B−	490,625
1,100	7.375%, 2/1/16	B1/B−	1,078,000
573	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	555,785
1,400	TECO Energy, Inc., 6.75%, 5/1/15	Ba2/BB	1,382,500
1,400	Xcel Energy, Inc., 6.50%, 7/1/36	BBB−/BAA1	1,406,343
			6,621,753
	Financial Services–8.1%
	Citigroup, Inc.,
300	3.50%, 2/1/08	Aa1/AA−	291,814
5,000	6.625%, 6/15/32	Aa2/A+	5,295,015
	Ford Motor Credit Co.,
350	5.80%, 1/12/09	Ba2/BB−	325,572
3,000	6.375%, 11/5/08	Ba2/BB−	2,824,941
3,000	7.375%, 2/1/11	Ba2/B+	2,761,926
400	7.875%, 6/15/10	Ba2/B+	376,642

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Financial Services (continued)
$2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	$2,430,540
7,100	General Electric Capital Corp., 5.34%, 12/12/08, FRN	AAA/AAA	7,107,689
	Goldman Sachs Group, Inc.,
1,600	4.125%, 1/15/08	Aa3/A+	1,571,626
1,900	5.25%, 10/15/13	Aa3/A+	1,839,572
4,800	5.527%, 12/22/08, Ser. B, FRN	Aa3/A+	4,806,274
2,600	5.889%, 10/7/11, FRN	Aa3/A+	2,621,398
2,000	HSBC Finance Capital Trust IX, 5.911%, 11/30/35, VRN	A/A1	1,951,872
	HSBC Finance Corp.,
400	4.125%, 11/16/09	Aa3/A	383,713
1,000	7.00%, 5/15/12	Aa3/A	1,064,823
2,400	JPMorgan Chase & Co., 6.625%, 3/15/12	A1/A	2,515,781
4,750	Lehman Brothers Holdings, Inc., 5.659%, 12/23/10, FRN	A1/A+	4,762,203
2,700	MBNA Capital, 5.949%, 2/1/27, Ser. B, FRN	Aa3/A	2,675,365
4,000	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	4,294,056
	Morgan Stanley,
500	5.30%, 3/1/13	Aa3/A+	489,056
2,900	5.375%, 10/15/15	Aa3/A+	2,782,158
3,000	5.623%, 1/18/08, Ser. F, FRN	Aa3/A+	3,006,585
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, VRN	Baa2/BBB	3,772,576
	Pemex Project Funding Master Trust,
1,200	5.75%, 12/15/15 (b)	BBB/BAA1	1,144,720
600	5.75%, 12/15/15	BBB/BAA1	574,610
2,300	7.375%, 12/15/14	Baa1/BBB	2,461,064
800	8.00%, 11/15/11	Baa1/BBB	866,000
7,950	9.25%, 3/30/18	Baa1/BBB	9,567,825
700	Preferred Term Securities XIII, 5.946%, 3/24/34, FRN (b)(d)(g)	Aaa/AAA	698,391
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, VRN (d)	Aa2/AA	3,821,964
1,400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	1,309,496
8,400	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	7,964,561
123	Simsbury CLO Ltd., 5.669%, 9/24/11, FRN (d)(g)	Aaa/AAA	122,916
8,250	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	AA−/A1	8,231,305
2,460	UFJ Finance Aruba AEC, 6.75, 7/15/13	A2/A−	2,594,299
4,600	Washington Mutual, Inc., 5.25%, 9/15/17	A3/A−	4,275,061
			103,583,409
	Food–0.5%
3,450	HJ Heinz Co., 6.428%, 12/1/08 (d)	Baa1/A−	3,510,116
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	403,946
2,000	Tyson Foods, Inc., 6.60%, 4/1/16	Baa3/BBB	1,976,890
			5,890,952

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Healthcare & Hospitals–1.0%
$2,800	Boston Scientific Corp., 6.00%, 6/15/11	BBB+/BAA3	$2,786,314
500	Community Health Systems, Inc., 6.50%, 12/15/12	B3/B	473,750
950	Coventry Health Care, Inc., 5.875%, 1/15/12	Ba1/BBB−	931,512
1,400	DaVita, Inc., 7.25%, 3/15/15	B3/B	1,345,750
	HCA, Inc.,
900	6.95%, 5/1/12	Ba2/BB+	792,000
1,000	7.19%, 11/15/15	Ba2/BB+	830,051
5,000	Humana, Inc., 6.45%, 6/1/16	BBB/BAA3	5,061,752
			12,221,129
	Hotels/Gaming–1.3%
	Harrah's Operating Co., Inc.,
2,000	5.625%, 6/1/15	Baa3/BBB−	1,868,986
500	6.50%, 6/1/16	BBB−/BAA3	493,646
2,709	Hilton Hotels Corp., 8.25%, 2/15/11	Ba2/BB	2,887,314
2,275	Mandalay Resort Group, 7.625%, 7/15/13	Ba3/B+	2,252,250
	MGM Mirage, Inc.,
1,000	6.00%, 10/1/09	Ba2/BB	977,500
5,500	6.625%, 7/15/15	Ba2/BB	5,218,125
1,000	6.75%, 4/1/13 (d)	Ba2/BB	965,000
1,250	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/12	Ba1/BB+	1,325,000
800	Station Casinos, Inc., 6.00%, 4/1/12	Ba2/BB−	755,000
			16,742,821
	Insurance–1.6%
	American International Group, Inc. (d),
12,400	5.05%, 10/1/15	Aa2/AA	11,766,001
4,500	6.25%, 5/1/36	Aa2/AA	4,477,264
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (d)	Aa2/AA	4,834,510
			21,077,775
	Metals & Mining–0.2%
1,200	Barrick Gold Finance Co., 4.875%, 11/15/14	Baa1/A−	1,117,782
1,850	Vale Overseas Ltd., 6.25%, 1/11/16	Baa3/BBB+	1,833,350
			2,951,132
	Multi-Media–2.8%
1,530	British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	1,632,489
2,000	Clear Channel Communications, Inc., 4.25%, 5/15/09	Baa3/BBB−	1,911,884
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB	512,411
1,000	Comcast Cable Communications, Inc., 7.125%, 6/15/13	Baa2/BBB+	1,057,048
	Comcast Corp.,
800	5.30%, 1/15/14	Baa2/BBB+	761,466
1,400	5.80%, 7/14/09, FRN	BBB+/BAA2	1,402,859
1,700	5.90%, 3/15/16	Baa2/BBB+	1,659,251

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Multi-Media (continued)
$3,000	COX Communications, Inc., 7.75%, 11/1/10	Baa3/BBB−	$3,208,203
	CSC Holdings, Inc., Ser. B,
810	8.125%, 7/15/09	B2/B+	833,288
775	8.125%, 8/15/09	B2/B+	797,281
1,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba2/BB−	1,263,000
1,075	Historic TW, Inc., 7.48%, 1/15/08	Baa2/BBB+	1,102,545
600	Lamar Media Corp., 6.625%, 8/15/15	Ba3/B	560,250
1,000	Lenfest Communications, Inc., 7.625%, 2/15/08	Baa2/BBB+	1,027,232
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB	96,083
1,480	9.25%, 2/1/13	Baa2/BBB	1,741,165
CAD 800	Rogers Cable, Inc., 7.25%, 12/15/11	Ba2/BB+	729,042
$5,250	Time Warner, Inc., 6.875%, 5/1/12	Baa2/BBB+	5,435,299
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	194,963
9,000	5.691%, 6/16/09, FRN (d)	BBB/BAA3	9,006,408
400	6.625%, 5/15/11	Baa3/BBB	411,803
			35,343,970
	Oil & Gas–5.2%
4,600	Anadarko Finance Co., 6.75%, 5/1/11, Ser. B	BBB+/BAA1	4,785,210
	Chesapeake Energy Corp.,
1,700	6.375%, 6/15/15	Ba2/BB	1,606,500
900	7.00%, 8/15/14	Ba2/BB	884,250
3,500	7.50%, 6/15/14	Ba2/BB	3,535,000
4,850	ConocoPhillips Australia Funding Co., 5.607%, 4/9/09, FRN	A1/A−	4,859,079
2,900	Duke Energy Field Services LLC, 5.375%, 10/15/15 (d)	Baa2/BBB	2,758,439
4,250	El Paso Production Holding Co., 7.75%, 6/1/13	B1/B+	4,340,312
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09, Ser. B	Baa3/BB+	2,582,226
5,100	Gazprom AG, 9.625%, 3/1/13	NR/BB+	5,992,500
4,000	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB	4,158,000
700	Hess Corp., 7.875%, 10/1/29	BBB−/BA1	798,242
1,498	Kern River Funding Corp., 4.893%, 4/30/18 (d)	A3/A−	1,426,229
	Pioneer Natural Resources Co.,
400	5.875%, 7/15/16	Ba1/BB+	369,068
1,900	6.875%, 5/1/18	Ba1/BB+	1,855,116
1,800	7.20%, 1/15/28	Ba1/BB+	1,709,732
25	Sonat, Inc., 7.625%, 7/15/11	Caa1/B−	25,438
	Southern Natural Gas Co.,
2,000	6.70%, 10/1/07	B+/BA2	2,016,294
400	8.00%, 3/1/32	B1/B	420,819
3,500	Transocean, Inc., 7.50%, 4/15/31	Baa1/A−	3,981,292
7,500	Valero Energy Corp., 3.50%, 4/1/09	Baa3/BBB−	7,117,238

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Oil & Gas (continued)
	Williams Cos., Inc.,
$2,700	6.375%, 10/1/10 (d)	B1/BB−	$2,656,125
2,000	7.625%, 7/15/19	B1/BB−	2,030,000
	XTO Energy, Inc.,
3,850	6.25%, 4/15/13	BBB/BAA2	3,902,218
3,000	7.50%, 4/15/12	Baa3/BBB−	3,232,434
			67,041,761
	Paper/Paper Products–0.7%
3,900	Abitibi-Consolidated, Inc., 8.55%, 8/1/10	B1/B+	3,778,125
	Georgia-Pacific Corp.,
1,400	7.25%, 6/1/28	B2/B	1,256,500
1,000	7.375%, 12/1/25	B2/B	915,000
900	8.125%, 5/15/11	B2/B	902,250
2,500	Plum Creek Timberlands L.P., 5.875%, 11/15/15	Baa3/BBB−	2,418,230
			9,270,105
	Real Estate–0.2%
2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB−	2,777,500
	Retail–0.5%
1,800	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	1,924,070
	JC Penney Corp., Inc.,
850	7.125%, 11/15/23	Baa3/BBB−	922,622
1,500	8.00%, 3/1/10	Baa3/BBB−	1,605,476
1,300	Yum! Brands, Inc., 6.25%, 4/15/16	Baa2/BBB	1,305,001
			5,757,169
	Telecommunications–2.5%
	AT&T Corp., VRN,
2,400	7.30%, 11/15/11	A2/A	2,571,420
1,500	8.00%, 11/15/31	A2/A	1,755,296
100	British Telecommunications PLC, 8.375%, 12/15/10	Baa1/A−	110,810
2,500	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	2,803,570
	Deutsche Telekom International Finance B.V.,
2,500	8.00%, 6/15/10, VRN	A3/A−	2,700,178
€1,280	8.125%, 5/29/12	A3/A−	1,942,396
€840	France Telecom S.A., 7.00%, 3/14/08, VRN	A3/A−	1,119,203
$3,000	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa2/A−	3,076,584
740	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B3/B	725,200
	Qwest Communications International, Inc.,
750	7.25%, 2/15/11	B2/B	740,625
5,000	7.50%, 2/15/14	B2/B	4,925,000
2,000	Qwest Corp., 8.579%, 6/15/13, FRN	Ba3/BB	2,150,000
CAD 400	Rogers Wireless, Inc., 7.625%, 12/15/11	Ba2/BB	371,599
$1,350	Sprint Capital Corp., 6.125%, 11/15/08	Baa2/A−	1,366,901

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Telecommunications (continued)
$3,500	Telefonica Emisones SAU, 5.984%, 6/20/11	BBB+/BAA1	$3,519,096
600	Verizon Global Funding Corp., 4.00%, 1/15/08	A3/A	587,507
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	912,312
100	Vodafone Group PLC, 7.75%, 2/15/10	A2/A+	106,336
			31,484,033
	Tobacco–0.1%
900	Reynolds American, Inc., 7.25%, 6/1/12 (d)	BB/BA2	911,192
	Utilities–3.2%
1,000	Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D	Baa1/BBB−	1,017,255
400	Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C	A3/BBB	392,340
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB	1,365,798
	Consumers Energy Co.,
2,750	5.00%, 2/15/12	Baa3/BBB−	2,630,532
1,100	5.375%, 4/15/13, Ser. B	Baa3/BBB−	1,066,306
1,300	Dayton Power & Light Co., 5.125%, 10/1/13	Baa1/BBB−	1,251,717
1,600	Energy East Corp., 6.75%, 7/15/36	BBB/BAA2	1,619,546
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	A−/BAA1	1,915,820
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08	Baa3/BBB+	1,441,624
3,300	Entergy Louisiana LLC, 4.67%, 6/1/10	Baa1/A−	3,152,876
900	Entergy Mississippi, Inc., 4.35%, 4/1/08	Baa2/A−	879,556
2,600	Florida Power Corp., 5.57%, 11/14/08, Ser. A, FRN	A3/BBB−	2,604,571
200	Idaho Power Co., 6.60%, 3/2/11	A3/A−	209,080
2,600	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB−	2,691,000
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,001,492
3,000	Nevada Power Co., 6.50%, 5/15/18 (d)	BB/BA1	2,995,389
	Ohio Edison Co.,
1,600	4.00%, 5/1/08	Baa2/BBB−	1,557,075
1,700	5.45%, 5/1/15	Baa2/BBB−	1,629,788
1,600	5.647%, 6/15/09 (d)	Baa2/BBB−	1,595,314
500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	538,440
3,000	Sierra Pacific Power Co., 6.00%, 5/15/16 (d)	Ba1/BB	2,907,510
900	System Energy Resources, Inc., 4.875%, 10/1/07	Baa3/BBB	887,982
1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB−	1,055,057
4,600	TXU Energy Co. LLC, 7.00%, 3/15/13	Baa2/BBB−	4,743,051
95	Waterford III Funding Corp., 8.09%, 1/2/17	Baa2/BBB−	97,445
			41,246,564
	Waste Disposal–0.0%
500	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	509,110
	Total Corporate Bonds & Notes (cost–$443,963,434)		433,903,659

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)*	Value
U.S. TREASURY BONDS & NOTES–10.0%
	U.S. Treasury Bonds & Notes,
$4,000	3.625%, 7/15/09	Aaa/AAA	$3,860,940
70,900	4.25%, 8/15/13	Aaa/AAA	68,055,705
8,400	5.125%, 5/15/16	AAA/AAA	8,489,913
12,000	6.00%, 2/15/26	Aaa/AAA	13,214,064
31,100	6.25%, 8/15/23	Aaa/AAA	34,834,457
	U.S. Treasury Bonds & Notes (cost–$128,034,643)		128,455,079
MORTGAGE-BACKED SECURITIES–5.2%
34	Banc of America Mortgage Securities, 5.478%, 10/20/32, CMO, FRN	NR/AAA	33,822
3,000	Chase Commercial Mortgage Securities Corp., 6.484%, 2/12/16, CMO, VRN (d)	Aaa/NR	3,103,404
208	Citigroup Mortgage Loan Trust, Inc., 5.68%, 11/25/34, FRN	NR/NR	208,354
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
258	5.509%, 8/25/33, FRN (d)(g)	Aaa/AAA	258,405
30,375	6.25%, 12/18/35	Aaa/AAA	30,589,830
6,754	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	5.551%, 7/19/44, CMO, FRN	AAA/AAA	6,854,706
12,078	Greenpoint Mortgage Funding Trust, 5.553%, 6/25/45, CMO, FRN	Aaa/AAA	12,084,625
36,652	Hilton Hotel Pool Trust, 0.87%, 10/3/15, CMO, IO, VRN (d)	Aaa/AA	918,857
2,747	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO (d)	B3/NR	2,222,382
684	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	720,814
10,022	Washington Mutual, Inc., 5.495%, 11/25/34, CMO, FRN	Aaa/AAA	10,070,608
	Total Mortgage-Backed Securities (cost–$67,313,488)		67,065,807
SOVEREIGN DEBT OBLIGATIONS–2.6%
	Brazil–1.3%
	Federal Republic of Brazil,
795	8.00%, 1/15/18	Ba3/BB	862,973
200	8.875%, 4/15/24	Ba3/BB	232,900
4,000	10.50%, 7/14/14	Ba3/BB	4,944,000
350	11.00%, 1/11/12	Ba3/BB	424,375
7,200	11.00%, 8/17/40	Ba3/BB	9,246,600
			15,710,848
	Mexico–0.7%
	United Mexican States,
550	5.625%, 1/15/17	NA/BAA1	529,375
4,000	8.00%, 9/24/22, Ser. A	Baa1/BBB	4,636,000
3,300	8.30%, 8/15/31	Baa1/BBB	3,976,500
			9,141,875

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)*	Value
	Russia–0.6%
$7,230	Russian Federation, 5.00%, 3/31/30, VRN	Baa2/BBB	$7,885,233
	Total Sovereign Debt Obligations (cost–$28,988,074)		32,737,956
ASSET-BACKED SECURITIES–0.9%
419	FC CBO, 5.763%, 6/3/09, FRN (d)(g)	Ba2/BB	417,905
	Green Tree Financial Corp.,
643	6.22%, 3/1/30	NR/BBB	623,079
7,466	6.53%, 2/1/31	NR/B−	6,731,048
3,109	Isles CBO Ltd., 5.973%, 10/27/10, FRN (d)(g)	Ba2/NR	3,023,036
309	IXIS Real Estate Capital Trust, 5.433%, 12/25/35, FRN	AAA/AAA	309,006
	Keystone Owner Trust (d),
268	8.35%, 12/25/24	Ba2/NR	267,407
9	9.00%, 1/25/29	Ba2/NR	9,304
	Total Asset-Backed Securities (cost–$11,518,867)		11,380,785
SENIOR LOANS (a)(b)(c)–0.8%
	Automotive–0.1%
	Hertz Corp.,
111	5.424%, 12/21/12		111,789
253	7.41%, 12/21/12, Term B		254,433
249	7.58%, 12/21/12, Term B		250,527
345	7.60%, 12/21/12, Term B		347,472
38	7.69%, 12/21/12, Term DD		37,956
			1,002,177
	Consumer Products–0.2%
	Reynolds American, Inc.,
1,355	7.188%, 5/31/12		1,362,989
1,645	7.313%, 5/31/12		1,655,059
			3,018,048
	Paper/Paper Products–0.5%
	Georgia-Pacific Corp., Term B,
4,571	7.30%, 12/20/12		4,571,598
1,143	7.485%, 12/20/12		1,142,899
256	7.499%, 12/20/12		258,237
			5,972,734
	Total Senior Loans (cost–$9,966,117)		9,992,959
MUNICIPAL BONDS–0.7%
	Michigan–0.7%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC) (cost–$8,504,874)	Aaa/AAA	8,760,833

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Shares		Credit Rating (Moody's/S&P)*	Value
PREFERRED STOCK–0.4%
	Financial Services–0.1%
56,000	Goldman Sachs Group, Inc., 5.91%, Ser. A	A2/A−	$ 1,433,600
	Insurance–0.3%
144,000	MetLife, Inc., 6.375%, Ser. B	NR/BBB+	3,978,993
	Total Preferred Stock (cost–$5,000,000)		5,412,593

RIGHTS (g)(k)–0.0%
Government–0.0%
250,000	Mexico Government International Bond, expires 6/30/07, Ser. E, VRN (cost–$0)	6,625

SHORT-TERM INVESTMENTS–45.6%
Principal Amount (000)
	Sovereign Debt Obligations–30.3%
	Belgium–3.3%
€33,370	Belgium Treasury Bill, 2.752%, 10/12/06	NR/NR	42,343,496
	Finland–7.8%
€79,000	Republic of Finland, 2.870%, 9/12/06	NR/NR	100,478,263
	France–4.5%
	France Treasury Bill BTF,
€1,700	2.653%, 8/24/06	NR/NR	2,166,020
€26,930	2.781%, 10/12/06	NR/NR	34,173,404
€16,910	2.785%, 10/12/06		21,458,309
			57,797,733
	Germany–5.2%
	German Treasury Bill,
€3,200	2.653%, 8/16/06	NR/NR	4,079,166
€50,000	3.011%, 12/13/06	NR/NR	63,094,766
			67,173,932
	Netherlands–9.4%
	Dutch Treasury Certificate,
€54,600	2.819%, 9/29/06	NR/NR	69,355,835
€39,890	2.905%, 10/31/06	NR/NR	50,532,482
			119,888,317
	Russia–0.1%
$1,334	Russian Federation, 10.00%, 6/26/07	Baa2/BBB	1,385,759
	Total Sovereign Debt Obligations (cost–$385,518,451)		389,067,500
	Commercial Paper–8.7%
	Banking–6.4%
	Danske Corp.,
4,300	5.08%, 8/24/06	NR/NR	4,286,044
33,500	5.37%, 10/30/06	NR/NR	33,049,425

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)*	Value
	Banking (continued)
	Societe Generale North America, Inc.,
$29,000	5.04%, 8/8/06	NR/NR	$28,971,580
5,100	5.055%, 8/15/06	NR/NR	5,089,974
2,600	5.245%, 8/8/06	NR/NR	2,597,349
1,000	5.38%, 10/12/06	NR/NR	989,210
7,000	Total Finance, 5.29%, 8/1/06	NR/NR	7,000,000
			81,983,582
	Financial Services–2.3%
	UBS Finance, Inc.,
1,500	5.08%, 8/21/06	NR/NR	1,495,767
600	5.235%, 8/8/06	NR/NR	599,389
27,900	5.375%, 10/11/06	NR/NR	27,603,144
			29,698,300
	Total Commercial Paper (cost–$111,683,846)		111,681,882
	U.S. Treasury Bills (j)–2.0%
26,310	4.71%-6.00%, 8/31/06-9/14/06 (cost–$26,160,798)		26,160,798
	Corporate Notes–1.5%
	Financial Services–0.4%
5,000	General Motors Acceptance Corp., 6.407%, 1/16/07, FRN	Ba1/BB	4,990,845
	Hotels/Gaming–0.6%
2,000	MGM Mirage, Inc., 9.75%, 6/1/07	Ba3/B+	2,062,500
1,800	Mirage Resorts, Inc., 7.25%, 10/15/06	Ba2/BB	1,809,000
3,750	Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 5/1/07	Ba1/BB+	3,792,188
			7,663,688
	Insurance–0.1%
500	Prudential Financial, Inc., 4.104%, 11/15/06, VRN	A3/A	498,192
	Oil & Gas–0.0%
421	Halliburton Co., 6.00%, 8/1/06	Baa1/BBB+	421,000
	Paper Products–0.1%
851	Weyerhaeuser Co., 6.125%, 3/15/07	Baa2/BBB	851,994
	Telecommunications–0.1%
1,700	Vodafone Group PLC, 5.56%, 6/29/07, FRN	A−/A3	1,700,094
	Utilities–0.1%
600	FirstEnergy Corp., 5.50%, 11/15/06, Ser. A	Baa3/BBB−	599,819
55	PNPP II Funding Corp., 8.51%, 11/30/06	Baa2/BBB−	54,919
200	Progress Energy, Inc., 6.05%, 4/15/07	Baa2/BBB−	200,641
			855,379
	Waste Disposal–0.1%
1,600	Waste Management, Inc., 7.00%, 10/15/06	Baa3/BBB	1,604,139
	Total Corporate Notes (cost–$18,596,726)		18,585,331

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)*	Value
	U.S. Treasury Notes (i)(j)–0.0%
$128	U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/07 (cost–$128,037)		$128,078
	Repurchase Agreements–3.1%
34,000	Credit Suisse First Boston, dated 7/31/06, 5.22%, due 8/1/06, proceeds $34,004,930; collateralized by U.S. Treasury Note, 3.625, 4/15/28, valued at $34,854,859 including accrued interest		34,000,000
5,036	State Street Bank & Trust Co., dated 7/31/06, 4.90%, due 8/1/06, proceeds $5,036,685; collateralized by Freddie Mac, 4.875%, 2/15/07, valued at $5,139,488 including accrued interest		5,036,000
	Total Repurchase Agreements (cost–$39,036,000)		39,036,000
	Total Short-Term Investments (cost–$581,123,858)		584,659,589
OPTIONS PURCHASED (k)–0.3%
Contracts/ Notional Amount (000)
	Put Options–0.3%
	Eurodollar Futures, Chicago Mercantile Exchange,
1,877	strike price $90.50, expires 9/17/07		11,731
3,417	strike price $91.25, expires 6/18/07		21,356
315	strike price $92, expires 3/19/07		1,969
206	strike price $93.75, expires 9/18/06		1,288
	Japanese Yen, Over the Counter,
45,000	strike price ¥123, expires 9/07/06 (b)		3,521,250
	Total Options Purchased (cost–$3,577,780)		3,557,594
	Total Investments before options written (cost–$1,743,902,741)–136.0%		1,744,091,777
OPTIONS WRITTEN (k)–(0.0)%
	Call Options–(0.0)%
215	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $108, expires 8/25/06		(6,719)
	Put Options–(0.0)%
215	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $103, expires 8/25/06		(3,359)
	Total Options Written (premiums received–$55,712)		(10,078)
	Total Investments net of options written (cost–$1,743,847,029)	136.0%	1,744,081,699
	Liabilities in excess of other assets	(36.0)	(462,111,510)
	Net Assets	100.0%	$1,281,970,189

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Portfolio's investments in senior floating rate loans (‘‘Senior Loans’’) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value by Pacific Investment Management Company LLC (the ‘‘Sub-Adviser’’). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturtity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily as of close of regular trading (normally, 4:00 p.m. Eastern time) on the on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the ‘‘LIBOR’’ or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)	144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled after July 31, 2006.

(f)	Security in default.

(g)	Fair-valued security.

(h)	Principal Amount is less than $500.

(i)	Inflationary Bonds — Principal amount of security is adjusted for inflation.

(j)	All or partial amount segregated as collateral for futures contracts, options written, when-issued or delayed-delivery securities.

(k)	Non-income producing.

Glossary:

€ – Euros

BTF – French fixed treasury bills with a maturity of less than one year.

ADR – American Depositary Receipt

CAD – Canadian Dollar

CMO – Collateralized Mortgage Obligation

FGIC – insured by Financial Guaranty Insurance Co.

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2006.

GO – General Obligation Bond

IO – Interest Only

LIBOR – London Inter-Bank Offered Rate

MBS – Mortgage-Backed Securities

NR – Not Rated

UNIT – More than one class of securities traded together.

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2006.

Other Investments:

(1)	Futures contracts outstanding at July 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	$838	9/18/06	$(561,125)
	Financial Future Euro – 90 day	3,915	9/17/07	(468,440)
	Financial Future Euro – 90 day	6,028	12/17/07	(157,636)
	Financial Future Euro – 90 day	2,250	3/17/08	427,500
	Financial Future Euro – 90 day	5,000	6/16/08	1,746,665
	U.S. Treasury Bond Futures	64	9/20/06	476
	U.S. Treasury Notes 10 yr. Futures	1	9/20/06	101,078
				$1,088,518

(2)	Transactions in options written for the nine months ended July 31, 2006:

	Contracts	Premiums
Options outstanding, October 31, 2005	2,776	$1,130,353
Options written	6,402,730	675,023
Options terminated in closing transactions	(2,616)	(1,083,373)
Options expired	(6,402,460)	(666,291)
Options outstanding, July 31, 2006	430	$55,712

(3)	Credit default swap contracts outstanding at July 31, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Rate Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
Federated BP	$2,000	6/20/11	(0.29)%	$7,115
Ford Motor Credit	5,000	9/20/06	1.45%	9,327
Ford Motor Credit	10,000	6/20/07	4.65%	252,782
Ford Motor Credit	5,000	6/20/07	4.65%	126,391
International Paper	3,000	6/20/10	0.78%	46,681
Nordstrom Inc.	2,200	6/20/11	(0.18)%	5,907
Southwest Airlines	2,000	6/20/11	(0.29)%	(6,041)
Washington Mutual	4,600	6/20/16	(0.39)%	14,579
Lehman Brothers
Brazil	4,400	7/20/13	2.02%	58,495
Starwood	2,700	9/20/11	1.01%	13,293
Merrill Lynch
Apache	4,500	6/20/10	0.39%	28,118
Canada Natural Resources	1,800	3/20/10	0.32%	1,887
Ford Motor Credit	1,100	9/20/10	3.80%	(15,505)
General Electric Credit	1,800	6/20/10	0.30%	12,408
Phelps Dodge	3,000	6/20/10	0.73%	45,893
XTO Energy	1,300	3/20/10	0.38%	4,413
Morgan Stanley
Altria Group	2,500	12/20/10	0.95%	64,684
Conoco	4,700	3/20/11	0.23%	3,435
GMAC	5,000	9/20/06	1.60%	15,116
Time Warner	5,000	9/20/10	0.58%	36,851
Walt Disney	1,400	6/20/11	(0.18)%	(209)
				$725,620

(4)	Interest rate swap agreements outstanding at July 31, 2006:

			Rate Type
Swap Counterparty	Notional Amount Payable on Default (000)	Termination Date	Payments made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$38,500	12/20/16	5.00%	3 Month LIBOR	$(41,191)
Lehman Brothers	700,000	6/21/07	3 Month LIBOR	4.00%	(4,637,267)
Lehman Brothers	183,600	12/20/11	3 Month LIBOR	5.00%	1,397,158
Lehman Brothers	121,200	12/20/13	5.00%	3 Month LIBOR	4,715
Lehman Brothers	1,600	12/20/16	5.00%	3 Month LIBOR	(1,712)
Merrill Lynch	586,000	6/18/10	3 Month LIBOR	5.00%	(2,607,407)
Merrill Lynch	700	12/15/24	6.00%	3 Month LIBOR	9,216
					$(5,876,488)

LIBOR – London Inter-Bank Offered Rate

(5)	Forward foreign currency contracts outstanding at July 31, 2006:

	U.S. $ Value Origination Date	U.S. $ Value July 31, 2006	Unrealized Appreciation (Depreciation)
Purchased:
547,000 Brazilian Real settling 8/7/06	$248,919	$251,072	$2,153
1,676,560 Brazilian Real settling 9/29/06	718,629	759,285	40,656
547,000 Brazilian Real settling 10/6/06	247,938	247,365	(573)
111,000,000 Chilean Peso settling 8/17/06	208,138	205,678	(2,460)
400,455,000 Chilean Peso settling 9/29/06	736,945	741,895	4,950
19,884,000 Euro Currency settling 8/31/06	25,292,579	25,431,236	138,657
25,496,000 Indian Rupee 8/24/06	568,093	547,276	(20,817)
8,190,000 Indian Rupee 9/20/06	181,395	175,685	(5,710)
11,477,623,000 Japanese Yen settling 8/15/06	101,555,259	100,528,639	(1,026,620)
246,304,000 Japanese Yen settling 8/29/06	2,117,817	2,161,930	44,113
8,600,000 Mexican Peso settling 8/31/06	808,955	787,611	(21,344)
3,035,000 Mexican Peso settling 9/20/06	282,128	277,720	(4,408)
2,414,000 Peruvian Nouveau Sol settling 8/21/06	733,070	744,787	11,717
316,000 Peruvian Nouveau Sol settling 9/13/06	94,639	97,447	2,808
331,000 Polish Zloty settling 9/29/06	103,437	107,453	4,016
2,598,000 Polish Zloty settling 1124/06	843,283	845,083	1,800
315,000 Pound Sterling settling 9/7/06	585,502	588,623	3,121
2,652,000 Russian Ruble settling 8/7/06	94,176	98,971	4,795
23,088,000 Russian Ruble settling 9/22/06	834,406	863,846	29,440
3,376,458 Russian Ruble settling 9/29/06	125,193	126,360	1,167
1,851,542 Russian Ruble settling 12/13/06	69,333	69,288	(45)
1,092,000 Singapore Dollar settling 8/24/06	674,782	693,518	18,736
155,000 Singapore Dollar settling 9/21/06	96,231	98,575	2,344
153,000 Singapore Dollar settling 9/26/06	96,105	97,327	1,222
25,166,000 Slovakian Koruna settling 9/5/06	815,357	843,564	28,207
3,051,000 Slovakian Koruna settling 9/29/06	99,385	102,316	2,931
2,596,750 South African Rand settling 11/2/06	416,421	371,720	(44,701)
108,905,000 South Korean Won settling 8/24/06	112,925	114,036	1,111
661,014,000 South Korean Won settling 3/21/06	681,458	692,687	11,229
197,700,000 South Korean Won settling 9/26/06	206,756	207,200	444
3,104,000 Taiwan Dollar settling 8/24/06	97,702	94,992	(2,710)
3,003,000 Taiwan Dollar settling 9/21/06	94,523	92,137	(2,386)
Sold:
547,000 Brazilian Real settling 8/7/06	251,436	251,072	364
1,200,000 Canadian Dollar settling 9/7/06	1,052,248	1,062,990	(10,742)
295,547,000 Euro Currency settling 8/31/06	372,128,108	377,998,675	(5,870,567)
5,520,600,800 Japanese Yen settling 9/11/06	48,400,000	48,538,787	(138,787)
2,652,000 Russian Ruble settling 8/7/06	98,900	98,972	(72)
2,414,000 Peruvian Nouveau Sol settling 8/21/06	711,202	744,788	(33,586)
316,000 Peruvian Nouveau Sol settling 9/13/06	93,215	97,447	(4,232)
25,166,000 Slovakian Koruna settling 9/5/06	826,318	843,564	(17,246)
3,051,000 Slovakian Koruna settling 9/29/06	100,000	102,316	(2,316)
			$(6,853,341)

(6)	Short sales outstanding at July 31, 2006:

Type	Coupon	Maturity	Par	Proceeds	Value
Government National Mortgage Association	5.50%	8/1/36	$3,100,000	$2,996,344	$3,035,092

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES–193.3%
	Fannie Mae–142.6%
$2,221	3.174%, 5/1/33, FRN, MBS	Aaa/AAA	$ 2,265,427
2,864	3.706%, 9/1/35, FRN, MBS	Aaa/AAA	2,917,422
3,714	4.00%, 11/25/19, CMO	Aaa/AAA	3,323,261
9,527	4.039%, 1/1/34, FRN, MBS	Aaa/AAA	9,299,416
300	4.50%, 11/25/14, CMO	Aaa/AAA	293,869
5	4.50%, 1/1/21, MBS	AAA/AAA	5,110
34,270	4.50%, 1/25/25, CMO	AAA/AAA	33,616,740
118	4.535%, 5/1/18, FRN, MBS	Aaa/AAA	118,860
148	4.546%, 1/1/18, FRN, MBS	Aaa/AAA	149,574
700	4.573%, 12/1/34, FRN, MBS	Aaa/AAA	686,525
103	4.597%, 5/1/17, FRN, MBS	Aaa/AAA	103,209
956	4.633%, 10/1/34, FRN, MBS	Aaa/AAA	935,241
56	4.655%, 3/25/41, CMO, FRN	Aaa/AAA	55,897
54	4.70%, 5/25/42, CMO, FRN	Aaa/AAA	54,301
175	4.791%, 9/1/32, FRN, MBS	Aaa/AAA	174,601
2,866	4.804%, 1/1/20, FRN, MBS	Aaa/AAA	2,912,140
93	4.841%, 6/1/20, FRN, MBS	Aaa/AAA	93,337
1,599	4.842%, 4/1/35, FRN, MBS	Aaa/AAA	1,569,875
717	4.857%, 1/1/33, FRN, MBS	Aaa/AAA	704,129
3,003	4.874%, 1/1/33, FRN, MBS	Aaa/AAA	2,997,826
7,506	4.945%, 11/1/35, FRN, MBS	Aaa/AAA	7,424,879
1,137	4.965%, 2/1/33, FRN, MBS	AAA/AAA	1,111,597
2,352	5.00%, 9/25/14, CMO	Aaa/AAA	2,306,141
200	5.00%, 1/25/16, CMO	Aaa/AAA	196,570
2,845	5.00%, 1/1/19, MBS	Aaa/AAA	2,773,397
3,532	5.00%, 6/1/19, MBS	Aaa/AAA	3,437,624
3,438	5.00%, 7/1/19, MBS	Aaa/AAA	3,345,372
7,987	5.00%, 8/1/19, MBS	Aaa/AAA	7,773,122
9,787	5.00%, 9/1/19, MBS	Aaa/AAA	9,530,798
3,547	5.00%, 10/1/19, MBS	Aaa/AAA	3,451,555
3,751	5.00%, 11/1/19, MBS	Aaa/AAA	3,650,699
3,799	5.00%, 12/1/19, MBS	Aaa/AAA	3,697,628
7,273	5.00%, 1/1/20, MBS	Aaa/AAA	7,077,800
3,692	5.00%, 2/1/20, MBS	Aaa/AAA	3,588,304
339	5.00%, 3/1/20, MBS	Aaa/AAA	329,218
802	5.00%, 4/1/20, MBS	Aaa/AAA	779,552
2,739	5.00%, 5/1/20, MBS	Aaa/AAA	2,662,113
16,768	5.00%, 7/1/20, MBS	AAA/AAA	16,296,786
40,229	5.00%, 8/1/20, MBS	AAA/AAA	39,099,581
12,436	5.00%, 9/1/20, MBS	AAA/AAA	12,086,949
6,159	5.00%, 10/1/20, MBS	AAA/AAA	5,986,164
333,500	5.00%, 8/1/21 MBS (c)	NR/NR	323,911,875

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Fannie Mae (continued)
$—(f)	5.00%, 11/1/33, MBS	Aaa/AAA	$ 3
2,546	5.00%, 7/1/35, MBS	Aaa/AAA	2,411,870
2,307	5.00%, 8/1/35, MBS	Aaa/AAA	2,185,475
837	5.00%, 9/1/35, MBS	Aaa/AAA	792,554
500	5.00%, 8/1/36 MBS (c)	NR/NR	473,281
194,000	5.00%, 9/1/36 MBS (c)	NR/NR	183,423,906
1,418	5.116%, 12/1/32, FRN, MBS	Aaa/AAA	1,429,637
156	5.50%, 4/1/16, MBS	Aaa/AAA	154,640
1,137	5.50%, 2/25/24, CMO	Aaa/AAA	1,107,645
1,166	5.50%, 10/1/32, MBS	Aaa/AAA	1,138,290
1,847	5.50%, 11/1/32, MBS	Aaa/AAA	1,802,333
153	5.50%, 12/1/32, MBS	Aaa/AAA	148,926
3,043	5.50%, 1/1/33, MBS	Aaa/AAA	2,969,800
3,442	5.50%, 2/1/33, MBS	Aaa/AAA	3,359,328
406	5.50%, 3/1/33, MBS	Aaa/AAA	396,583
246	5.50%, 4/1/33, MBS	Aaa/AAA	239,658
1,672	5.50%, 5/1/33, MBS	Aaa/AAA	1,631,195
1,115	5.50%, 6/1/33, MBS	Aaa/AAA	1,088,163
203	5.50%, 7/1/33, MBS	Aaa/AAA	198,473
684	5.50%, 8/1/33, MBS	Aaa/AAA	667,049
3,852	5.50%, 9/1/33, MBS	Aaa/AAA	3,758,400
71	5.50%, 10/1/33, MBS	Aaa/AAA	69,268
68	5.50%, 11/1/33, MBS	Aaa/AAA	66,484
5,281	5.50%, 12/1/33, MBS	Aaa/AAA	5,153,628
9,509	5.50%, 1/1/34, MBS	Aaa/AAA	9,279,012
9,604	5.50%, 2/1/34, MBS	Aaa/AAA	9,357,085
18,469	5.50%, 3/1/34, MBS	Aaa/AAA	17,995,157
1,664	5.50%, 4/1/34, MBS	Aaa/AAA	1,622,830
3,747	5.50%, 5/1/34, MBS	Aaa/AAA	3,650,683
6,798	5.50%, 6/1/34, MBS	Aaa/AAA	6,622,578
6,753	5.50%, 7/1/34, MBS	Aaa/AAA	6,578,694
189	5.50%, 8/1/34, MBS	Aaa/AAA	184,064
1,236	5.50%, 9/1/34, MBS	Aaa/AAA	1,203,635
2,171	5.50%, 10/1/34, MBS	Aaa/AAA	2,114,957
2,785	5.50%, 11/1/34, MBS	Aaa/AAA	2,713,163
25,557	5.50%, 1/1/35, MBS	Aaa/AAA	24,896,688
154	5.50%, 2/1/35, MBS	Aaa/AAA	149,670
761	5.50%, 3/1/35, MBS	Aaa/AAA	741,511
802	5.50%, 4/1/35, MBS	Aaa/AAA	779,825
812	5.50%, 5/1/35, MBS	Aaa/AAA	788,904
1,210	5.50%, 6/1/35, MBS	Aaa/AAA	1,175,999
864	5.50%, 7/1/35, MBS	Aaa/AAA	840,345
636	5.50%, 12/1/35, MBS	Aaa/AAA	618,152

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Fannie Mae (continued)
$10,060	5.50%, 1/1/36, MBS	AAA/AAA	$ 9,779,304
9,953	5.50%, 2/1/36, MBS	AAA/AAA	9,670,557
18,917	5.50%, 3/1/36, MBS	AAA/AAA	18,378,961
69,129	5.50%, 4/1/36, MBS	AAA/AAA	67,166,175
11,108	5.50%, 5/1/36, MBS	AAA/AAA	10,791,728
37,668	5.50%, 6/1/36, MBS	AAA/AAA	36,595,353
8,527	5.50%, 7/1/36, MBS	AAA/AAA	8,284,223
421,000	5.50%, 8/1/36 MBS (c)	NR/NR	408,896,250
1,075	5.597%, 9/1/32, FRN, MBS	Aaa/AAA	1,079,885
48	5.625%, 8/1/32, FRN, MBS	Aaa/AAA	49,396
247	5.673%, 9/1/27, FRN, MBS	Aaa/AAA	253,842
1,542	5.717%, 5/1/28, FRN, MBS	Aaa/AAA	1,554,909
36	5.723%, 3/25/09, CMO, FRN	Aaa/AAA	35,748
212	5.726%, 10/1/32, FRN, MBS	Aaa/AAA	216,195
148	5.794%, 8/25/21, CMO, FRN	Aaa/AAA	149,444
196	5.807%, 11/1/32, FRN, MBS	Aaa/AAA	200,033
1,501	5.927%, 1/1/22, FRN, MBS	Aaa/AAA	1,526,977
24	6.00%, 3/25/31, CMO	Aaa/AAA	23,974
704	6.00%, 12/1/31, MBS	Aaa/AAA	703,683
882	6.00%, 1/1/32, MBS	Aaa/AAA	880,607
1,189	6.00%, 9/1/32, MBS	Aaa/AAA	1,186,355
861	6.00%, 11/1/32, MBS	Aaa/AAA	859,084
791	6.00%, 12/1/32, MBS	Aaa/AAA	789,516
26	6.00%, 1/1/33, MBS	Aaa/AAA	25,499
276	6.00%, 2/1/33, MBS	Aaa/AAA	275,408
23	6.00%, 3/1/33, MBS	Aaa/AAA	22,833
792	6.00%, 5/1/33, MBS	Aaa/AAA	790,497
790	6.00%, 6/1/33, MBS	Aaa/AAA	788,138
862	6.00%, 7/1/33, MBS	Aaa/AAA	859,739
659	6.00%, 9/1/33, MBS	Aaa/AAA	657,356
292	6.00%, 10/1/33, MBS	Aaa/AAA	291,469
1,119	6.00%, 11/1/33, MBS	Aaa/AAA	1,116,467
25	6.00%, 12/1/33, MBS	Aaa/AAA	24,574
44	6.00%, 2/1/34, MBS	Aaa/AAA	44,038
25	6.00%, 3/1/34, MBS	Aaa/AAA	24,613
122	6.00%, 4/1/34, MBS	Aaa/AAA	121,484
36	6.00%, 7/1/34, MBS	Aaa/AAA	36,282
92	6.00%, 8/1/34, MBS	Aaa/AAA	91,463
5	6.00%, 9/1/34, MBS	Aaa/AAA	4,502
772	6.00%, 10/1/34, MBS	Aaa/AAA	768,852
1,689	6.00%, 12/1/34, MBS	Aaa/AAA	1,683,210
3,111	6.00%, 1/1/35, MBS	Aaa/AAA	3,098,425
1,603	6.00%, 2/1/35, MBS	Aaa/AAA	1,595,828

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Fannie Mae (continued)
$725	6.00%, 3/1/35, MBS	Aaa/AAA	$721,026
945	6.00%, 4/1/35, MBS	Aaa/AAA	939,865
5,808	6.00%, 5/1/35, MBS	Aaa/AAA	5,777,198
3,182	6.00%, 6/1/35, MBS	Aaa/AAA	3,165,263
3,962	6.00%, 7/1/35, MBS	Aaa/AAA	3,941,622
1,285	6.00%, 8/1/35, MBS	Aaa/AAA	1,277,868
363,000	6.00%, 8/1/36 MBS (c)	NR/NR	360,731,250
188	6.144%, 12/25/08, CMO, FRN	Aaa/AAA	190,166
3	6.50%, 2/25/09, CMO	Aaa/AAA	3,362
12	6.50%, 4/1/24, MBS	Aaa/AAA	12,287
7	6.50%, 1/1/26, MBS	Aaa/AAA	6,662
366	6.50%, 7/18/27, CMO	Aaa/AAA	372,131
327	6.50%, 1/1/29, MBS	Aaa/AAA	332,729
239	6.50%, 2/1/32, MBS	Aaa/AAA	243,368
8	6.50%, 3/1/32, MBS	Aaa/AAA	8,225
245	6.50%, 10/1/33, MBS	Aaa/AAA	248,825
26,000	6.50%, 8/1/36 MBS (c)	NR/NR	26,308,750
110	7.00%, 3/25/31, CMO	Aaa/AAA	110,141
138	7.01%, 8/1/22, MBS	Aaa/AAA	141,430
64	7.01%, 11/1/22, MBS	Aaa/AAA	65,900
36	7.50%, 9/1/30, MBS	Aaa/AAA	37,186
27	7.50%, 12/1/30, MBS	Aaa/AAA	28,439
3	7.50%, 7/1/31, MBS	Aaa/AAA	2,894
102	7.50%, 8/1/31, MBS	Aaa/AAA	105,219
103	7.50%, 11/1/31, MBS	Aaa/AAA	106,386
1,876	7.73%, 4/1/13, MBS	Aaa/AAA	2,072,219
14	7.806%, 2/1/25, FRN, MBS	Aaa/AAA	13,662
			1,827,131,024
	Freddie Mac–32.9%
4,878	4.00%, 12/15/17, CMO	Aaa/AAA	4,836,968
45	4.50%, 5/15/18, CMO	Aaa/AAA	41,705
479	4.631%, 1/1/32, FRN, MBS	Aaa/AAA	493,664
17,072	4.96%, 6/1/35, FRN, MBS	Aaa/AAA	16,783,682
74	5.00%, 7/1/34, MBS	Aaa/AAA	70,135
52	5.00%, 4/1/35, MBS	Aaa/AAA	48,822
294	5.00%, 7/1/35, MBS	Aaa/AAA	277,823
3,960	5.00%, 8/1/35, MBS	Aaa/AAA	3,750,857
4,420	5.00%, 9/1/35, MBS	Aaa/AAA	4,183,844
2,439	5.00%, 10/1/35, MBS	Aaa/AAA	2,308,064
7,605	5.00%, 11/1/35, MBS	Aaa/AAA	7,197,752
21,933	5.00%, 12/1/35, MBS	Aaa/AAA	20,760,107
953	5.00%, 1/1/36, MBS	Aaa/AAA	902,038

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Freddie Mac (continued)
$100,000	5.00%, 8/1/36, MBS (c)	NR/NR	$ 94,562,500
1,230	5.059%, 10/1/32, FRN, MBS	Aaa/AAA	1,246,272
1,106	5.115%, 10/1/32, FRN, MBS	Aaa/AAA	1,094,063
150	5.183%, 8/1/32, FRN, MBS	Aaa/AAA	152,804
208	5.45%, 8/1/29, FRN, MBS	Aaa/AAA	213,090
94	5.47%, 7/1/32, FRN, MBS	Aaa/AAA	94,044
255	5.50%, 5/15/15, CMO	Aaa/AAA	254,571
469	5.50%, 1/1/35, MBS	Aaa/AAA	457,194
1,063	5.50%, 6/1/35, MBS	Aaa/AAA	1,036,437
244,000	5.50%, 9/1/36, MBS (c)	NR/NR	236,718,064
368	5.509%, 8/1/32, FRN, MBS	Aaa/AAA	370,105
665	5.649%, 9/15/16, CMO, FRN	Aaa/AAA	672,651
218	5.649%, 8/15/29, CMO, FRN	Aaa/AAA	219,158
142	5.649%, 12/15/31, CMO, FRN	Aaa/AAA	143,304
37	5.699%, 9/15/30, CMO, FRN	Aaa/AAA	37,377
55	5.749%, 3/15/32, CMO, FRN	Aaa/AAA	55,865
11,947	5.769%, 8/15/32, CMO, FRN	AAA/AAA	12,043,777
1,373	5.799%, 5/15/29, CMO, FRN	Aaa/AAA	1,380,062
212	5.799%, 1/1/33, FRN, MBS	Aaa/AAA	216,666
134	5.826%, 7/1/29, FRN, MBS	Aaa/AAA	136,589
240	5.831%, 8/1/32, FRN, MBS	Aaa/AAA	240,355
164	5.90%, 3/15/20, CMO, FRN (d)	NR/NR	163,583
223	5.90%, 2/15/24, CMO, FRN	Aaa/AAA	223,480
646	5.904%, 2/1/29, FRN, MBS	Aaa/AAA	660,787
28	5.95%, 10/15/19, CMO, FRN	Aaa/AAA	28,323
72	6.00%, 7/1/08, MBS	Aaa/AAA	72,086
204	6.00%, 8/15/16, CMO	Aaa/AAA	206,020
1,751	6.00%, 4/1/17, MBS	Aaa/AAA	1,764,517
186	6.00%, 5/1/17, MBS	Aaa/AAA	187,155
214	6.00%, 6/1/17, MBS	Aaa/AAA	215,869
455	6.00%, 7/1/17, MBS	Aaa/AAA	458,147
3,300	6.00%, 12/15/28, CMO	Aaa/AAA	3,263,192
352	6.20%, 12/15/13, CMO, FRN	Aaa/AAA	357,415
360	6.312%, 4/1/32, FRN, MBS	Aaa/AAA	370,121
232	6.40%, 9/15/22, CMO, FRN	Aaa/AAA	232,594
315	6.50%, 8/15/16, CMO	Aaa/AAA	322,186
62	6.50%, 12/15/23, CMO	Aaa/AAA	62,691
50	7.00%, 4/1/29, MBS	Aaa/AAA	51,218
3	7.00%, 12/1/29, MBS	Aaa/AAA	3,498
—(f)	7.00%, 1/1/30, MBS	Aaa/AAA	388
16	7.00%, 2/1/30, MBS	Aaa/AAA	16,929
48	7.00%, 3/1/30, MBS	Aaa/AAA	48,873

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Freddie Mac (continued)
$2	7.00%, 6/1/30, MBS	Aaa/AAA	$ 2,403
371	7.50%, 8/15/30, CMO	Aaa/AAA	383,445
			422,095,329

	Government National Mortgage Association–17.8%
17	3.75%, 8/20/17, FRN, MBS	Aaa/AAA	16,652
14	3.75%, 7/20/20, FRN, MBS	Aaa/AAA	14,446
11	3.75%, 7/20/21, FRN, MBS	Aaa/AAA	11,094
18	3.75%, 8/20/21, FRN, MBS	Aaa/AAA	18,467
31	3.75%, 9/20/21, FRN, MBS	Aaa/AAA	31,031
7	3.75%, 8/20/25, FRN, MBS	Aaa/AAA	7,061
24	3.75%, 9/20/25, FRN, MBS	Aaa/AAA	23,767
16	3.75%, 8/20/26, FRN, MBS	Aaa/AAA	16,516
13	3.75%, 7/20/27, FRN, MBS	Aaa/AAA	13,146
24	3.75%, 9/20/27, FRN, MBS	Aaa/AAA	24,092
40	3.75%, 3/20/30, FRN, MBS	Aaa/AAA	39,588
21	4.125%, 10/20/25, FRN, MBS	Aaa/AAA	20,797
14	4.125%, 11/20/25, FRN, MBS	Aaa/AAA	14,068
18	4.125%, 10/20/26, FRN, MBS	Aaa/AAA	17,915
37	4.125%, 10/20/27, FRN, MBS	Aaa/AAA	37,376
12	4.375%, 1/20/18, FRN, MBS	Aaa/AAA	12,473
110	4.375%, 5/20/18, FRN, MBS	Aaa/AAA	109,443
99	4.375%, 4/20/19, FRN, MBS	Aaa/AAA	98,818
22	4.375%, 5/20/19, FRN, MBS	Aaa/AAA	22,124
27	4.375%, 6/20/21, FRN, MBS	Aaa/AAA	27,507
53	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	53,168
16	4.375%, 4/20/22, FRN, MBS	Aaa/AAA	15,673
33	4.375%, 5/20/22, FRN, MBS	Aaa/AAA	32,617
54	4.375%, 2/20/23, FRN, MBS	Aaa/AAA	54,545
51	4.375%, 3/20/23, FRN, MBS	Aaa/AAA	51,065
50	4.375%, 4/20/23, FRN, MBS	Aaa/AAA	50,022
286	4.375%, 4/20/24, FRN, MBS	Aaa/AAA	285,494
18	4.375%, 5/20/24, FRN, MBS	Aaa/AAA	18,310
8	4.375%, 4/20/25, FRN, MBS	Aaa/AAA	7,599
18	4.375%, 5/20/25, FRN, MBS	Aaa/AAA	18,066
41	4.375%, 6/20/25, FRN, MBS	Aaa/AAA	41,309
24	4.375%, 1/20/26, FRN, MBS	Aaa/AAA	24,422
29	4.375%, 6/20/26, FRN, MBS	Aaa/AAA	28,785
15	4.375%, 1/20/27, FRN, MBS	Aaa/AAA	14,763
38	4.375%, 4/20/27, FRN, MBS	Aaa/AAA	37,626
89	4.375%, 6/20/27, FRN, MBS	Aaa/AAA	89,373
11	4.375%, 2/20/28, FRN, MBS	Aaa/AAA	10,618

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Government National Mortgage Association (continued)
$49	4.375%, 4/20/28, FRN, MBS	Aaa/AAA	$ 48,783
63	4.375%, 4/20/29, FRN, MBS	Aaa/AAA	63,016
140	4.375%, 6/20/29, FRN, MBS	Aaa/AAA	139,716
68	4.375%, 5/20/30, FRN, MBS	Aaa/AAA	67,655
107	4.375%, 5/20/32, FRN, MBS	Aaa/AAA	107,259
160	4.375%, 6/20/32, FRN, MBS	Aaa/AAA	160,530
45	4.38%, 2/20/28, FRN, MBS	Aaa/AAA	45,035
23	4.38%, 4/20/28, FRN, MBS	Aaa/AAA	23,433
8	4.50%, 8/20/18, FRN, MBS	Aaa/AAA	7,879
130	4.50%, 8/20/28, FRN, MBS	Aaa/AAA	129,307
74	4.50%, 7/20/29, FRN, MBS	Aaa/AAA	73,740
2,297	4.75%, 8/20/23, FRN, MBS	Aaa/AAA	2,299,712
79	4.75%, 8/20/25, FRN, MBS	Aaa/AAA	79,715
118	4.875%, 6/20/22, FRN, MBS	Aaa/AAA	119,131
150	5.00%, 2/20/29, CMO	Aaa/AAA	147,017
210	5.125%, 11/20/23, FRN, MBS	Aaa/AAA	210,634
995	5.25%, 1/20/28, FRN, MBS	Aaa/AAA	994,866
100	5.25%, 2/20/28, FRN, MBS	Aaa/AAA	100,399
289	5.25%, 1/20/30, FRN, MBS	Aaa/AAA	288,737
444	5.375%, 3/20/17, FRN, MBS	Aaa/AAA	444,310
1,152	5.375%, 2/20/22, FRN, MBS	Aaa/AAA	1,155,494
42	5.375%, 4/20/22, FRN, MBS	Aaa/AAA	42,405
144	5.375%, 2/20/27, FRN, MBS	Aaa/AAA	144,943
160	5.375%, 3/20/28, FRN, MBS	Aaa/AAA	161,158
504	5.50%, 6/15/29, MBS	Aaa/AAA	495,150
138	5.50%, 3/20/31, FRN, MBS	Aaa/AAA	138,577
120	5.50%, 3/20/32, FRN, MBS	Aaa/AAA	120,247
25	5.50%, 9/15/32, MBS	AAA/AAA	24,483
352	5.50%, 12/15/32, MBS	Aaa/AAA	345,494
372	5.50%, 1/15/33, MBS	Aaa/AAA	364,547
326	5.50%, 6/15/33, MBS	Aaa/AAA	319,383
921	5.50%, 7/15/33, MBS	Aaa/AAA	902,711
1,711	5.50%, 1/15/34, MBS	Aaa/AAA	1,677,396
1,459	5.50%, 3/15/34, MBS	Aaa/AAA	1,429,884
1,795	5.50%, 12/15/34, MBS	Aaa/AAA	1,759,870
43	5.50%, 1/15/35, MBS	AAA/AAA	42,244
371	5.50%, 2/15/35, MBS	Aaa/AAA	363,669
2,308	5.50%, 3/15/35, MBS	Aaa/AAA	2,260,822
1,582	5.50%, 6/15/35, MBS	Aaa/AAA	1,550,186
335	5.50%, 7/15/35, MBS	Aaa/AAA	328,530
833	5.50%, 8/15/35, MBS	AAA/AAA	816,311
7,613	5.50%, 9/15/35, MBS	Aaa/AAA	7,458,494
18,644	5.50%, 10/15/35, MBS	Aaa/AAA	18,269,049

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Government National Mortgage Association (continued)
$3,177	5.50%, 11/15/35, MBS	Aaa/AAA	$ 3,112,399
1,692	5.50%, 12/15/35, MBS	Aaa/AAA	1,657,488
2,417	5.50%, 1/15/36, MBS	AAA/AAA	2,367,019
2,023	5.50%, 2/15/36, MBS	AAA/AAA	1,981,904
6,331	5.50%, 3/15/36, MBS	AAA/AAA	6,200,681
4,938	5.50%, 4/15/36, MBS	AAA/AAA	4,836,425
18,559	5.50%, 5/15/36, MBS	AAA/AAA	18,178,442
10,478	5.50%, 6/15/36, MBS	AAA/AAA	10,262,848
12,607	5.50%, 7/15/36, MBS	AAA/AAA	12,348,640
85,000	5.50%, 8/1/36, MBS (c)	AAA/AAA	83,220,270
80	5.617%, 6/20/32, CMO, FRN	Aaa/AAA	80,949
2,075	5.813%, 10/20/27, CMO, FRN	Aaa/AAA	2,082,981
139	6.00%, 3/20/13, CMO	Aaa/AAA	139,161
80	6.00%, 3/15/33, MBS	Aaa/AAA	80,685
10,055	6.00%, 5/15/36, MBS	AAA/AAA	10,075,015
1,355	6.00%, 6/15/36, MBS	AAA/AAA	1,356,452
12,590	6.00%, 7/15/36, MBS	AAA/AAA	12,601,405
11,000	6.00%, 8/1/36, MBS (c)	NR/NR	11,003,432
4	6.50%, 5/15/23, MBS	Aaa/AAA	3,837
3	6.50%, 8/15/23, MBS	Aaa/AAA	2,579
1	6.50%, 12/15/23, MBS	Aaa/AAA	799
			228,725,168
	Total U.S. Government Agency Securities (cost–$2,472,392,454)		2,477,951,521

MORTGAGE-BACKED SECURITIES–21.4%
8,095	Adjustable Rate Mortgage Trust, 4.627%, 5/25/35, CMO, VRN	Aaa/AAA	7,927,258
4,138	Banc of America Funding Corp., 4.626%, 2/20/36, CMO, FRN	NR/AAA	4,075,202
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
159	4.667%, 1/25/35	AAA/AAA	156,180
746	4.978%, 2/25/34	AAA/AAA	730,795
	Bear Stearns Alt-A Trust, CMO,
9,959	4.705%, 6/25/34, VRN	Aaa/AA+	9,842,296
410	5.406%, 5/25/35, VRN	NR/NR	407,436
2,298	5.603%, 2/25/34, FRN	Aaa/AAA	2,299,579
69	Bear Stearns Mortgage Securities, Inc., 6.729%, 3/25/31, CMO, VRN	Aaa/NR	69,673
11,442	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (b)	Aaa/NR	11,406,911
1,888	Citigroup Mortgage Loan Trust, Inc., 4.70%, 12/25/35, CMO, FRN	Aaa/AAA	1,864,457
3,505	Commercial Capital Access One, Inc., 7.673%, 11/15/28, CMO, VRN (b)	NR/NR	3,650,196
	Commercial Mortgage, pass through certificates, CMO (b),
7,000	5.362%, 2/5/19	NR/AAA	6,947,246

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$2,000	5.468%, 2/5/19, VRN	NR/AA	$ 1,996,373
	Countrywide Alternative Loan Trust, CMO, FRN,
17,323	5.543%, 5/25/35	Aaa/AAA	17,365,972
14,037	5.583%, 12/25/35	Aaa/AAA	14,078,646
	Countrywide Home Loans, CMO, FRN,
1,931	4.510%, 4/25/35 (e)	Aaa/AAA	1,937,283
5,381	5.633%, 3/25/35	Aaa/AAA	5,405,937
6,018	5.643%, 3/25/35	Aaa/AAA	6,048,893
196	5.655%, 2/25/35	AAA/AAA	196,520
2,972	5.713%, 2/25/35	Aaa/AAA	2,990,709
106	Credit Suisse First Boston Mortgage Securities Corp.,
	4.934%, 3/25/32, CMO, FRN (b)(e)	Aaa/AAA	105,614
15,185	First Horizon Asset Securities, Inc., 5.723%, 11/25/33, CMO, FRN	NR/AAA	15,196,537
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (b)	NR/BB+	876,719
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (b)	NR/AAA	1,570,529
1,083	GSR Mortgage Loan Trust, 4.634%, 4/25/35, CMO, VRN	Aaa/AAA	1,069,209
	Harborview Mortgage Loan Trust, CMO, FRN,
9,565	5.442%, 2/19/46	AAA/AAA	9,569,226
12,284	5.472%, 2/19/46	Aaa/AAA	12,315,190
36,652	Hilton Hotel Pool Trust, 0.875%, 10/3/15, CMO, IO, VRN (b)	Aaa/AA	918,857
3,432	Indymac Index Mortgage Loan Trust, 5.603%, 3/25/35, CMO, FRN	Aaa/AAA	3,447,974
2,000	JP Morgan Chase Commercial Mortgage Securities Corp.,
	6.465%, 11/15/35, CMO	NR/AAA	2,082,909
4,857	LB-UBS Commercial Mortgage Trust, 3.17%, 12/15/26, CMO	Aaa/AAA	4,765,848
	Master Reperforming Loan Trust, CMO,
5,067	7.00%, 5/25/35 (b)	Aaa/AAA	5,148,871
7,369	7.50%, 7/25/35 (e)	Aaa/AAA	7,655,095
4,489	8.00%, 7/25/35 (e)	Aaa/AAA	4,716,683
719	Mellon Residential Funding Corp., 5.757%, 10/20/29, CMO, FRN	NR/AAA	726,444
	MLCC Mortgage Investors, Inc., CMO, FRN,
1,260	5.21%, 7/25/29	Aa1/AAA	1,264,082
367	5.579%, 3/15/25	Aaa/AAA	369,376
1,164	Morgan Stanley Dean Witter Capital I, 4.60%, 3/25/33, CMO, FRN	Aaa/AAA	1,153,536
13,971	Residential Funding Mortgage Sec I, 4.603%, 3/25/35, CMO, VRN	Aaa/AAA	13,788,174
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
851	5.067%, 10/25/34, VRN	AAA/AAA	853,885
89	5.45%, 1/25/36, VRN	AAA/NA	88,877
3,698	5.813%, 6/25/34, FRN	Aaa/AAA	3,716,700
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
20,592	5.53%, 6/25/36	AAA/AAA	20,625,958
9,936	5.543%, 5/25/36	Aaa/AAA	9,938,101
2,844	5.602%, 3/19/34	Aaa/AAA	2,876,320
4,080	5.622%, 12/19/33	AAA/AAA	4,077,542

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$41	Structured Asset Securities Corp., 5.106%, 5/25/32, CMO, FRN	Aaa/AAA	$ 41,046
2,646	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	NR/NR	2,673,690
	Washington Mutual, Inc., CMO, FRN,
6,489	5.135%, 10/25/32	Aaa/AAA	6,407,844
2,505	5.495%, 11/25/34	Aaa/AAA	2,517,652
14,915	5.515%, 10/25/44	Aaa/AAA	14,950,315
2,843	5.643%, 1/25/45	Aaa/AAA	2,849,824
87	5.655%, 12/25/45	AAA/AAA	87,312
	Wells Fargo Mortgage Backed Securities Trust, CMO,
12,200	4.319%, 7/25/35, FRN	AAA/AAA	11,863,157
1,711	4.561%, 1/25/35, FRN	NA/AAA	1,679,179
750	4.675%, 8/25/34, FRN	AAA/AAA	710,754
786	4.803%, 7/25/34, FRN	Aaa/AAA	783,342
731	5.00%, 6/25/18	Aaa/AAA	704,736
	Total Mortgage-Backed Securities (cost–$274,846,864)		273,584,669
ASSET-BACKED SECURITIES–12.1%
2,012	Aames Mortgage Investment Trust, 5.723%, 10/25/35, FRN	NR/AAA	2,017,713
4,027	ACE Securities Corp., 5.455%, 12/25/35, FRN	Aaa/AAA	4,030,833
2,588	American Residential Eagle Certificate Trust, 6.323%, 5/25/28, FRN (b)	NR/NR	2,590,471
156	Amortizing Residential Collateral Trust, 5.593%, 6/25/32, FRN	NR/AAA	156,489
2,103	Argent Securities, Inc., 5.443%, 10/25/35, FRN	Aaa/AAA	2,104,215
2,510	Bayview Financial Asset Trust, 4.44%, 12/25/39, FRN (b)	Aaa/NR	2,521,821
	Bear Stearns Asset Backed Securities, Inc., FRN,
307	5.573%, 6/25/35	NR/AAA	306,962
6,104	5.913%, 6/15/43	Aaa/AAA	6,162,670
72	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (b)	NR/NR	71,985
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	728,867
3,232	Conseco Recreational Enthusiast Consumer Trust, 5.55%, 8/15/25	Aa2/AA–	3,220,130
	Countrywide Asset-Backed Certificates, FRN,
1,031	5.793%, 11/25/33 (b)	Aaa/AAA	1,036,952
2,846	5.803%, 12/25/31	Aaa/AAA	2,847,983
1,564	Credit-Based Asset Servicing and Securitization, 5.773%, 11/25/33, FRN	Aaa/AAA	1,569,696
3,776	Credit Suisse First Boston Mortgage Securities Corp., 5.573%, 1/25/43, FRN (b)	Aaa/AAA	3,776,734
2,729	Denver Arena Trust, 6.94%, 11/15/19 (b)	NR/NR	2,711,304
86	EMC Mortgage Loan Trust, 5.693%, 5/25/40, FRN (b)	Aaa/AAA	86,756
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
8,918	5.703%, 10/25/34	Aaa/AAA	8,966,747
5,730	5.723%, 4/25/35	Aa1/AA+	5,753,499
25	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA	24,546
82	Freemont Home Loan Owner Trust, 6.113%, 12/25/29, FRN	Aaa/AAA	81,611
	Green Tree Financial Corp.,

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$7,165	6.18%, 4/1/30	Baa3/NR	$ 6,913,654
6,028	6.81%, 12/1/27	Baa3/BBB	6,018,566
1,745	6.87%, 4/1/30	Baa3/NR	1,731,566
1,000	7.06%, 2/1/31	NR/B	813,366
1,277	7.40%, 6/15/27	A2/AA+	1,317,893
505	7.55%, 1/15/29	NR/AA	524,313
21,500	GSAMP Trust, 5.483%, 1/25/36, FRN	AAA/AAA	21,520,167
1,668	Home Equity Asset Trust, 5.465%, 5/25/36, FRN (b)	Aaa/AAA	1,667,883
10,569	IXIS Real Estate Capital Trust, 5.473%, 9/25/35, FRN	Aaa/AAA	10,577,787
4,578	Long Beach Mortgage Loan Trust, 6.273%, 3/25/32, FRN	Aa2/NR	4,647,579
500	Madison Avenue Manufactured Housing Contract, 6.773%, 3/25/32, FRN	Baa3/A+	501,879
3,612	Mesa Trust Asset Backed Certificates, 5.723%, 12/25/31, FRN (b)	NR/NR	3,627,662
2,007	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	2,014,535
	Residential Asset Mortgage Products, Inc.,
2,925	5.423%, 5/25/35, FRN	AAA/AAA	2,927,399
5,000	5.634%, 1/25/34	Aaa/AAA	4,950,170
278	5.663%, 11/25/33, FRN	Aaa/AAA	278,648
2,000	5.90%, 7/25/34	Aaa/AAA	1,909,642
	Residential Asset Securities Corp.,
3,000	5.753%, 3/25/35, FRN	Aa2/AA	3,011,410
398	7.14%, 4/25/32	A2/A	400,366
5,319	8.195%, 2/25/31	NR/AAA	5,299,948
4,000	SACO I, Inc., 5.703%, 11/25/35, CMO, FRN	Aaa/AAA	4,004,176
	Structured Asset Securities Corp., FRN,
551	5.006%, 2/25/34, CMO	AAA/AAA	547,324
132	5.403%, 1/25/35	Aaa/AAA	131,939
2,001	Terwin Mortgage Trust, 5.503%, 7/25/36, FRN	NR/AAA	2,003,419
10,000	USAA Auto Owner Trust, 5.31%, 3/16/09	AAA/AAA	9,987,500
6,558	Wachovia Auto Owner Trust, 2.91%, 4/20/09	Aaa/AAA	6,480,209
	Total Asset-Backed Securities (cost–$155,803,044)		154,576,984
MUNICIPAL BONDS–0.8%
	California–0.4%
5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A	Aa3/AA–	5,108,150
	New York–0.4%
5,000	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/35, Ser. A	Aa2/AA+	5,116,350
	Total Municipal Bonds (cost–$9,855,008)		10,224,500

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
SHORT-TERM INVESTMENTS–6.3%
	Commercial Paper–4.7%
	Banking–4.7%
$30,000	UniCredit SpA, 5.485%, 10/10/06	A-1/PRIM1	$ 29,685,300
30,000	Wells Fargo Bank, 5.27%, 8/1/06	NR/NR	29,999,792
	Total Commercial Paper (cost–$59,999,981)		59,685,092
	U.S. Treasury Bills (g)–0.2%
2,455	4.795%-6.00%, 9/14/06 (cost–$2,440,752) (g)		2,440,752
	Asset-Backed Securities–0.0%
10,940	Bear Stearns Asset Backed Securities, Inc., 1.01%, 3/25/07, IO, VRN (a)	NR/AAA	310,740
2,000	NPF XII, Inc., 4.825%, 11/1/03, FRN (a)(b)(d)(e)	NR/NR	—
	Total Asset-Backed Securities (cost–$1,922,974)		310,740
	Repurchase Agreements–1.4%
14,000	Credit Suisse First Boston, dated 7/31/06, 5.22%, due 8/1/06, proceeds $14,002,030; collateralized by U.S. Treasury Inflation Indexed Bond, 3.625%, 4/15/28, valued at $17,966,879 including accrued interest		14,000,000
4,564	State Street Bank & Trust Co., dated 7/31/06, 4.90%, due 8/1/06, proceeds $4,564,621; collateralized by Freddie Mac, 3.375%, 2/23/07, valued at $4,657,918 including accrued interest		4,564,000
	Total Repurchase Agreements (cost–$18,564,000)		18,564,000
	Total Short-Term Investments (cost–$82,927,707)		81,000,584

OPTIONS PURCHASED (h)–0.0%
Contracts/ Notional Amount (000)
	Put Options–0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
282	strike price $90.50, expires 9/17/07		1,762
3,000	strike price $91.25, expires 6/18/07		18,750
363	strike price $92, expires 3/19/07		2,269
405	strike price $92.50, expires 12/18/06		2,531
	Fannie Mae, Over the Counter (a),
130,000	strike price $86.25, expires 9/6/06		13
816,000	strike price $88.31, expires 9/6/06		82

	Total Options Purchased (cost–$149,335)		25,407

	Total Investments (cost–$2,995,974,412)	233.9%	2,997,363,665
	Liabilities in excess of other assets	(133.9)	(1,715,689,753)
	Net Assets	100.0%	$ 1,281,673,912

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio's investments are valued daily using prices supplied by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.

(b)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2006.

(d)	Security in default.

(e)	Fair-valued security.

(f)	Principal Amount is less than $500.

(g)	All or partial amount segregated as collateral for futures contracts, options written, when-issued or delayed-delivery securities.

(h)	Non-income producing.

Glossary:

CMO – Collateralized Mortgage Obligation

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2006.

IO – Interest Only

MBS – Mortgage-Backed Securities

LIBOR – London Inter-Bank Offered Rate

NR – Not Rated

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2006.

Other Investments:

(1)	Futures contracts outstanding at July 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	$1,738	12/18/06	$(934,411)
	Financial Future Euro – 90 day	450	3/19/07	(515,250)
	Financial Future Euro – 90 day	725	6/18/07	94,357
	Financial Future Euro – 90 day	1,975	9/17/07	345,625
	Financial Future Euro – 90 day	1,975	12/17/07	375,250
	Financial Future Euro – 90 day	1,975	3/17/08	375,250
				$(259,179)

(2)	Transactions in options written for the nine months ended July 31, 2006:

	Contracts	Premiums
Options outstanding, October 31, 2005	1,400	$290,762
Options terminated in closing tansactions	(1,400)	(290,762)
Options outstanding, July 31, 2006	—	$—

(3)	Interest rate swap agreements outstanding at July 31, 2006:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation
Lehman Brothers	$33,000	12/20/13	5.00%	3 Month LIBOR	$1,284
Lehman Brothers	14,000	2/20/16	3 Month LIBOR	5.00%	14,978
					$16,262

LIBOR – London Interbank Offered Rate

Fixed Income SHares—Series R
Schedule of Investments
July 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
U.S. TREASURY BONDS & NOTES–119.4%
	U.S. Treasury Bonds & Notes,
$200	4.25%, 11/15/14		$ 190,445
500	4.50%, 2/28/11		491,778
600	4.50%, 2/15/36		547,828
700	5.125%, 5/15/16 (c)		707,493
100	6.625%, 2/15/27		118,289
	U.S. Treasury Inflation Indexed Bonds & Notes (d),
10,954	0.875%, 4/15/10		10,370,487
2,015	1.625%, 1/15/15		1,895,186
15,874	1.875%, 7/15/13		15,346,579
13,873	1.875%, 7/15/15 (c)		13,284,873
3,945	2.00%, 1/15/14		3,835,948
16,253	2.00%, 7/15/14 (c)		15,779,763
18,400	2.00%, 1/15/16 (c)		17,761,003
9,589	2.00%, 1/15/26		8,961,545
102	2.375%, 4/15/11		102,006
22,664	2.375%, 1/15/25		22,489,533
18,280	3.00%, 7/15/12 (c)		18,907,745
3,025	3.50%, 1/15/11		3,171,702
22,541	3.625%, 1/15/08 (c)		22,902,786
11,141	3.625%, 4/15/28		13,500,762
1,539	3.875%, 4/15/29		1,944,959
15,193	4.25%, 1/15/10 (c)		16,152,426
	Total U.S. Treasury Bonds & Notes (cost–$192,447,373)		188,463,136
U.S. GOVERNMENT AGENCY SECURITIES–6.8%
	Fannie Mae,
62	5.482%, 10/1/44, FRN, MBS	Aaa/AAA	61,941
11,000	5.50%, 8/1/36 (c)	NR/NR	10,683,750
	Total U.S. Government Agency Securities (cost–$10,625,603)		10,745,691
CORPORATE BONDS & NOTES–1.4%
	Financial Services–1.2%
800	Ford Motor Credit Co., 5.80%, 1/12/09	Ba2/BB−	744,166
100	General Electric Capital Corp., 5.34%, 12/12/08, FRN	AAA/AAA	100,108
700	General Motors Acceptance Corp., 6.875%, 9/15/11	Ba1/BB	678,522
100	Rabobank Nederland, 5.527%, 1/15/09, FRN (b)	Aaa/AAA	100,061
300	Wachovia Bank N.A., 5.308%, 12/2/10, FRN	Aa2/AA−	300,323
			1,923,180

Fixed Income SHares—Series R
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Multi-Media–0.2%
$300	CSC Holdings, Inc., 7.875%, 12/15/07	B1/BB−	$ 305,625
	Total Corporate Bonds & Notes (cost–$2,202,693)		2,228,805
MORTGAGE-BACKED SECURITIES–0.4%
77	Countrywide Home Loan Mortgage Pass-Through Trust, 5.725%, 6/25/35, CMO, FRN (b)	Aaa/AAA	76,917
348	GSR Mortgage Loan Trust, 4.540%, 9/25/35, CMO, FRN	NR/AAA	340,911
198	Lehman XS Trust, 5.403%, 7/25/46, CMO, FRN	AAA/AAA	196,512
	Total Mortgage-Backed Securities (cost–$621,226)		614,340
ASSET-BACKED SECURITIES–0.1%
78	Merrill Lynch Mortgage Investors, Inc., 5.465%, 1/25/37, FRN	Aaa/AAA	77,811
68	Soundview Home Equity Loan Trust, 5.455%, 2/25/36	Aaa/AAA	67,814
	Total Asset-Backed Securities (cost–$145,555)		145,625
MUNICIPAL BONDS–0.1%
	New York–0.1%
100	New York City Municipal Water Finance Authority Rev., 4.75%, 6/15/38, Ser. D (cost–$101,038)	Aa2/AA+	100,151
SHORT-TERM INVESTMENTS–45.6%
	Commercial Paper–24.6%
	Banking–17.5%
4,300	Abbey National NA LLC, 5.25%, 8/4/06	NR/NR	4,298,119
4,700	Dexia Del LLC, 5.36%, 10/16/06-10/27/06	VMIG1/NR	4,640,844
4,300	HBOS PLC, 5.365%, 11/1/06	NR/NR	4,240,918
4,300	Ixis Corp., 5.36%, 10/25/06	NR/NR	4,245,347
4,300	Skandinaviska Enskilda Banken, 5.36%, 10/27/06	NR/NR	4,244,100
4,300	Swedbank, 5.36%, 11/1/06	NR/NR	4,240,918
1,700	Total Finance, 5.29%, 8/1/06	NR/NR	1,700,000
			27,610,246
	Financial Services–7.1%
4,300	Calyon North America, 5.335%, 9/1/06	NR/NR	4,280,245
4,300	General Electric Capital Corp., 5.35%, 10/26/06	NR/NR	4,244,702
2,700	UBS Finance, Inc., 5.355%, 10/24/06	NR/NR	2,666,088
			11,191,035
	Total Commercial Paper (cost–$38,802,782)		38,801,281

Fixed Income SHares—Series R
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Sovereign Debt Obligations–17.6%
	France–11.9%
€14,770	France Treasury Bill BTF, zero coupon, 9/21/06-12/7/06	NR/NR	$18,741,015
	Germany–0.2%
€260	German Treasury Bill, zero coupon, 8/16/06	NR/NR	331,431
	Netherlands–5.5%
€6,880	Dutch Treasury Certificate, zero coupon, 10/31/06	NR/NR	8,715,554
	Total Sovereign Debt Obligations (cost–$27,234,127)		27,788,000
	U.S. Treasury Notes–1.2%
$1,921	U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/07 (c)(d) (cost–$1,922,650)		1,924,097
	Corporate Notes–0.4%
	Financial Services–0.2%
300	Atlantic & Western Ltd., 11.508%, 1/9/07, Ser. A, FRN (a)(b)	NR/BB+	295,431
	Hotels/Gaming–0.2%
400	Park Place Entertainment Corp., 9.375%, 2/15/07	Ba1/BB+	406,500
	Total Corporate Notes (cost–$709,304)		701,931
	U.S. Treasury Bills (e)–0.2%
370	4.785%-4.81%, 9/14/06 (cost–$367,833)		367,834
	Repurchase Agreement–1.6%
2,449	State Street Bank & Trust Co., dated 7/31/06, 4.90%, due 8/1/06, proceeds $2,449,333; collateralized by Fannie Mae, 5.00%, 1/15/07, valued at $2,499,695 including accrued interest (cost–$2,449,000)		2,449,000
	Total Short-Term Investments (cost–$71,485,696)		72,032,143
OPTIONS PURCHASED (f)–0.0%

	Put Options–0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
317	strike price $103, expires 8/25/06		4,953
40	strike price $101, expires 8/25/06		625
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
135	strike price $102, expires 8/25/06		2,548
	Total Options Purchased (cost–$9,287)		8,126
	Total Investments before options written (cost–$277,638,471)–173.8%		274,338,017

Fixed Income SHares—Series R
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Contracts		Credit Rating (Moody's/S&P)	Value*
OPTIONS WRITTEN (f)−(0.0)%
	Call Options−(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
161	strike price $107, expires 8/25/06		$(17,609)
161	strike price $103, expires 8/25/06		(2,516)
	Total options written (premiums received–$51,782)		(20,125)
	Total Investments net of options written (cost–$277,586,689)	173.8%	274,317,892
	Liabilities in excess of other assets	(73.8)	(116,426,118)
	Net Assets	100.00%	$157,891,774

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not stated readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio's investments are valued daily using prices supplied by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.

(b)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2006.

(d)	Inflationary Bonds — Principal amount of security is adjusted for inflation.

(e)	All or partial amount segregated as collateral for futures contracts, options written, when-issued or delayed-delivery securities.

(f)	Non-income producing.

Glossary:

€ – Euros

BTF – French fixed treasury bills issued for less than one year.

CMO – Collateralized Mortgage Obligation

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2006.

LIBOR – London Inter-Bank Offered Rate

MBS – Mortgage-Backed Securities

NR – Not Rated

Other Investments:

(1)	Futures contracts outstanding at July 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Euro Bond 10 Yr, 6%	$ 3	9/30/06	$1,285
	U.S. Treasury Notes 5 Yr Future	135	9/29/06	23,347
	U.S. Treasury Notes 10 Yr Future	357	9/20/06	166,146
Short:	U.S. Treasury Bond Future	(45)	9/20/06	(65,235)
				$125,543

(2)	Transactions in options written for the nine months ended July 31, 2006:

	Contracts/ Notional Amount	Premiums
Options outstanding, October 31, 2005	58	$18,260
Options written	5,200,596	135,757
Options terminated in closing transactions	(63)	(18,670)
Options expired	(5,200,269)	(83,565)
Options outstanding, July 31, 2006	322	$51,782

(3)	Credit default swap contracts outstanding at July 31, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Rate Received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
GST	$500	9/20/07	2.30%	$ (258)
GMAC	300	6/20/11	3.40%	14,662
				$14,404

(4)	Interest rate swap agreements outstanding at July 31, 2006:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$6,200	12/20/08	3 Month LIBOR	5.00%	$23,490
Goldman Sachs	600	6/17/15	4.50%	6 Month LIBOR	41,559
Goldman Sachs	3,900	12/20/16	5.00%	3 Month LIBOR	(4,172)
Lehman Brothers	1,000	12/20/11	5.00%	3 Month LIBOR	(890)
Lehman Brothers	800	12/20/13	5.00%	3 Month LIBOR	31
Lehman Brothers	100	12/20/16	5.00%	3 Month LIBOR	(107)
Lehman Brothers	9,700	12/20/36	5.00%	3 Month LIBOR	(103,705)
Morgan Stanley	500	12/20/08	3 Month LIBOR	5.00%	1,894
Morgan Stanley	4,500	12/20/36	5.00%	3 Month LIBOR	(48,111)
					$(90,011)

(5)	Forward foreign currency contracts outstanding at July 31, 2006:

	U.S. $ Value Origination Date	U.S. $ Value July 31, 2006	Unrealized Appreciation (Depreciation)
Purchased:
728,000 Euro settling 8/31/06	$925,542	$931,097	$5,555
542,552,000 Japanese Yen settling 8/15/06	4,870,501	4,752,031	(118,470)
294,000 Slovakian Koruna settling 9/29/06	9,576	9,859	283
Sold:
20,936,000 Euro settling 8/31/06	26,415,477	26,776,723	(361,246)
294,000 Slovakian Koruna settling 9/29/06	9,610	9,859	(249)
			$(474,127)

Allianz Dresdner Daily Asset Fund
Schedule of Investments
July 31, 2006 (unaudited)

Principal Amount (000)		Value*
CORPORATE BONDS & NOTES–71.1%
$ 1,500	Bank of America Corp., 5.45%, 9/6/06, Ser. 33, FRN	$1,501,564
	Barclays Bank PLC, FRN,
50,000	5.279%, 8/7/06	49,993,079
25,000	5.289%, 8/7/06	24,996,587
60,000	Beta Finance, Inc., 5.412%, 8/1/06, FRN (a)	60,022,172
23,000	BMW US Capital LLC, 5.369%, 8/15/06, FRN (a)	23,000,000
77,000	CC USA, Inc., 5.412%, 8/1/06, FRN (a)	77,028,442
30,000	Chenye Finance LLC, 5.342%, 8/1/06, FRN (a)	29,995,841
40,000	CIT Group, Inc., 5.392%, 8/18/06, FRN	40,068,470
1,100	Countrywide Bank, 5.379%, 9/18/06, FRN	1,099,885
5,365	Countrywide Financial Corp., 5.67%, 10/11/06, Ser. A, FRN	5,367,146
55,000	Credit Suisse First Boston Corp., 5.47%, 10/12/06, FRN	54,987,250
25,000	Deutsche Bank, 5.442%, 8/1/06, FRN	25,008,681
60,000	Dorada Finance, Inc., 5.412%, 8/1/06, FRN (a)	60,022,666
	Goldman Sachs Group, Inc., Ser. B, FRN,
5,000	5.386%, 8/1/06	5,000,000
3,300	5.599%, 9/29/06	3,302,210
50,000	Harrier Finance Funding LLC, 5.417%, 8/1/06, FRN (a)	50,019,933
2,000	Household Finance Corp., 5.316%, 8/9/06, FRN	2,001,588
1,700	HSBC Finance Corp., 5.271%, 9/1/06, FRN	1,700,401
	K2 USA LLC, FRN (a),
25,000	5.352%, 8/1/06	24,997,654
25,000	5.372%, 8/1/06	25,000,717
	Lehman Brothers Holdings, Inc., FRN,
40,000	5.197%, 8/29/06	40,000,000
15,000	5.462%, 8/1/06, Ser. H	15,011,980
	Links Finance LLC, FRN (a),
20,000	5.352%, 8/1/06	19,998,537
15,000	5.357%, 8/1/06	14,999,130
35,000	5.367%, 8/1/06	34,999,796
30,000	Macquarie Bank Ltd., 5.399%, 8/21/06, FRN (a)	30,000,000
	Merrill Lynch & Co., Inc., FRN,
50,000	5.362%, 8/1/06	49,999,883
20,000	5.442%, 8/1/06, Ser. C	20,014,315
	Morgan Stanley, FRN,
10,000	5.366%, 8/3/06	10,000,000
20,000	5.482%, 8/1/06, Ser. F	20,009,145
90,000	Natexis Banques Populaires, 5.366%, 8/1/06, FRN	90,000,000
14,000	Northern Rock PLC, 5.386%, 8/3/06, FRN (a)	14,000,000
	Sigma Finance, Inc., FRN (a),
45,000	5.352%, 8/1/06	44,995,279
45,000	5.407%, 8/1/06	45,011,556
80,000	Tango Finance Corp., 5.352%, 8/1/06, FRN (a)	79,997,843

Allianz Dresdner Daily Asset Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value*
	Toyota Motor Credit Corp., FRN,
$82,000	5.35%, 8/1/06	$82,000,000
4,500	5.405%, 8/1/06, Ser. B	4,502,122
25,000	Unicredito Italiano Bank, 5.355%, 8/9/06, FRN	25,000,000
	Wachovia Corp., FRN,
53,000	5.362%, 8/1/06	53,000,000
13,300	5.422%, 8/1/06, Ser. E	13,303,257
2,159	5.591%, 10/23/06	2,160,796
	Total Corporate Bonds & Notes (cost–$1,274,117,925)	1,274,117,925
MASTER NOTES–12.3%
80,000	Bank of America Corp., 5.382%, 8/1/06, FRN	80,000,000
60,000	Bear Stearns Co., Inc., 5.432%, 8/1/06, FRN	60,000,000
80,000	Citigroup Global Markets, Inc., 5.382%, 8/1/06, FRN	80,000,000
	Total Master Notes (cost–$220,000,000)	220,000,000
COMMERCIAL PAPER–10.0%
45,000	Altius I Funding Corp., 5.33%, 8/4/06	44,980,012
25,000	Lakeside Funding LLC, 5.356%, 8/8/06	25,000,000
50,000	Morgan Stanley Dean Witter Co., 5.372%, 3/13/07	50,000,000
60,000	Ormond Quay Funding LLC, 5.349%, 1/19/07	59,992,470
	Total Commercial Paper (cost–$179,972,482)	179,972,482
PROMISSORY NOTES–4.2%
	Goldman Sachs Group, Inc.,
55,000	5.422%, 1/23/07	55,000,000
20,000	5.422%, 3/20/07	20,000,000
	Total Promissory Notes (cost–$75,000,000)	75,000,000
ASSET-BACKED SECURITIES–2.6%
10,000	Cheyne High Grade ABS CDO Ltd., 5.18%, 8/10/06, FRN (a)	10,000,000
25,000	Holmes Financing PLC, 5.40%, 9/15/06, FRN (a)	25,000,000
12,000	Permanent Financing PLC, 5.32%, 8/10/07, FRN (a)	12,000,000
	Total Asset-Backed Securities (cost–$47,000,000)	47,000,000
TIME DEPOSIT–1.3%
24,052	Canadian Imperial Bank Grand Cayman, 5.30%, 8/1/06 (cost–$24,051,884)	24,051,884
REPURCHASE AGREEMENT–0.1%
954	State Street Bank Corp., dated 7/31/06, 4.90%, due 8/1/06 proceeds: $954,130; collateralized by Fannie Mae, 2.75%, 6/8/11, valued at $976,796 with accrued interest (cost–$954,000)	954,000
	Total Investments (cost–$1,821,096,291) – 101.6%	1,821,096,291
	Liabilities in excess of other assets – (1.6)%	(28,554,893)
	Net Assets – 100.0%	$1,792,541,398

Allianz Dresdner Daily Asset Fund
Schedule of Investments
July 31, 2006 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

*The Fund value its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund's amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

Glossary:

ABS – Asset-Backed Security

CDO – Collateralized Debt Obligation

FRN – Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on July 31, 2006.

Item 2.    Controls and Procedures

(a)    The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a)    Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 28, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 28, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 28, 2006